ALPS SERIES TRUST

Supplement dated October 31, 2017 to the
Statement of Additional Information for Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund (the Funds”)
dated October 2, 2017, as supplemented from time to time

The CCO line item in the table under the “TRUSTEES AND OFFICERS” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Cory J. Gossard Birth year: 1972	Chief Compliance Officer (“CCO”)	Mr. Gossard was elected CCO of the Trust on October 20, 2017.
Mr. Gossard oversees all day-to-day compliance aspects of ALPS’ business within Fund CCO Services, Compliance Administration, Risk Management and Assurance Services. Mr. Gossard is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gossard also serves as Fund CCO for the SPDR S&P 500 ETF Trust, SPDR DJIA ETF Trust, and SPDR S&P MidCap 400 ETF Trust. Prior to joining ALPS in 2014, Mr. Gossard held a series of progressively responsible roles throughout an 18-year career with Citibank.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****

Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 31, 2017 to the
Statement of Additional Information for Clarkston Partners Fund, Clarkston Fund, Clarkston Select Fund, Clarkston Founders Fund (the Funds”)
dated January 28, 2017, as supplemented from time to time

The CCO line item in the table under the “TRUSTEES AND OFFICERS” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Cory J. Gossard Birth year: 1972	Chief Compliance Officer (“CCO”)	Mr. Gossard was elected CCO of the Trust on October 20, 2017.
Mr. Gossard oversees all day-to-day compliance aspects of ALPS’ business within Fund CCO Services, Compliance Administration, Risk Management and Assurance Services. Mr. Gossard is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gossard also serves as Fund CCO for the SPDR S&P 500 ETF Trust, SPDR DJIA ETF Trust, and SPDR S&P MidCap 400 ETF Trust. Prior to joining ALPS in 2014, Mr. Gossard held a series of progressively responsible roles throughout an 18-year career with Citibank.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****

Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 31, 2017 to the
Statement of Additional Information for Cognios Market Neutral Large Cap Fund (the Fund”)
dated January 28, 2017, as supplemented from time to time

The CCO line item in the table under the “TRUSTEES AND OFFICERS” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Cory J. Gossard Birth year: 1972	Chief Compliance Officer (“CCO”)	Mr. Gossard was elected CCO of the Trust on October 20, 2017.
Mr. Gossard oversees all day-to-day compliance aspects of ALPS’ business within Fund CCO Services, Compliance Administration, Risk Management and Assurance Services. Mr. Gossard is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gossard also serves as Fund CCO for the SPDR S&P 500 ETF Trust, SPDR DJIA ETF Trust, and SPDR S&P MidCap 400 ETF Trust. Prior to joining ALPS in 2014, Mr. Gossard held a series of progressively responsible roles throughout an 18-year career with Citibank.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****

Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 31, 2017 to the
Statement of Additional Information for DDJ Opportunistic High Yield Fund (the Fund")
dated January 28, 2017, as supplemented from time to time

The CCO line item in the table under the "TRUSTEES AND OFFICERS" section in the Fund's Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Cory J. Gossard Birth year: 1972	Chief Compliance Officer ("CCO")	Mr. Gossard was elected CCO of the Trust on October 20, 2017.
Mr. Gossard oversees all day-to-day compliance aspects of ALPS' business within Fund CCO Services, Compliance Administration, Risk Management and Assurance Services. Mr. Gossard is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gossard also serves as Fund CCO for the SPDR S&P 500 ETF Trust, SPDR DJIA ETF Trust, and SPDR S&P MidCap 400 ETF Trust. Prior to joining ALPS in 2014, Mr. Gossard held a series of progressively responsible roles throughout an 18-year career with Citibank.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee's successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****

Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 31, 2017 to the
Statement of Additional Information for Insignia Macro Fund (the Fund”)
dated January 28, 2017, as supplemented from time to time

The CCO line item in the table under the “TRUSTEES AND OFFICERS” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Cory J. Gossard Birth year: 1972	Chief Compliance Officer (“CCO”)	Mr. Gossard was elected CCO of the Trust on October 20, 2017.
Mr. Gossard oversees all day-to-day compliance aspects of ALPS’ business within Fund CCO Services, Compliance Administration, Risk Management and Assurance Services. Mr. Gossard is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gossard also serves as Fund CCO for the SPDR S&P 500 ETF Trust, SPDR DJIA ETF Trust, and SPDR S&P MidCap 400 ETF Trust. Prior to joining ALPS in 2014, Mr. Gossard held a series of progressively responsible roles throughout an 18-year career with Citibank.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**
This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****

Investors Should Retain This Supplement for Future Reference